Weighted Average Common Shares (Details) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Weighted Average Common Shares [Abstract]
Antidilutive shares excluded from computation of earnings per share	4.6	0.6	7.7
Basic shares outstanding	700.2	717.7	730.6
Dilutive shares	3.9	5.2	4.0
Diluted shares outstanding	704.1	722.9	734.6